Related Party Transactions (Tables)	12 Months Ended
May 31, 2011
Related Party Transactions [Abstract]
Schedule of related party transactions

In summary, the Consolidated Statements of Earnings included the following transactions with Cargill:

	Years ended May 31,
(in millions)	2011	2010	2009
Transactions with Cargill included in net sales	$238.1	$127.9	$286.3
Transactions with Cargill included in cost of goods sold	146.8	96.4	173.1
Transactions with Cargill included in selling, general
and administrative expenses	6.1	8.2	11.6
Interest income received from Cargill	0.2	-	0.8

The Consolidated Statements of Earnings included the following transactions with our non-consolidated companies:

	Years ended May 31,
(in millions)	2011	2010	2009
Transactions with non-consolidated companies
included in net sales	$1,015.7	$624.0	$1,315.9
Transactions with non-consolidated companies
included in cost of goods sold	511.3	273.0	384.8